INVENTORY - Schedule of inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Raw materials	$ 1,397	$ 817
Finished goods inventory	78	14
Inventory	$ 1,475	$ 831